12 SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

12.   SUBSEQUENT EVENTS

ASC 855-16-50-4 establishes accounting and disclosure requirements for subsequent events. ASC 855 details the period after the balance sheet date during which we should evaluate events or transactions that occur for potential recognition or disclosure in the financial statements, the circumstances under which we should recognize events or transactions occurring after the balance sheet date in its financial statements and the required disclosures for such events.

On May 11, 2017, the Board of Directors of Pacific Ventures made some changes to its management team and Bob Smith was removed from all Executive position and Board of Director's responsibilities.

We have evaluated all subsequent events through the date these consolidated financial statements were issued, and determined the following are material to disclose.

12.   SUBSEQUENT EVENTS

ASC 855-16-50-4 establishes accounting and disclosure requirements for subsequent events. ASC 855 details the period after the balance sheet date during which we should evaluate events or transactions that occur for potential recognition or disclosure in the financial statements, the circumstances under which we should recognize events or transactions occurring after the balance sheet date in its financial statements and the required disclosures for such events.

On 2/13/2017, Pacific Ventures entered settlement with one of its creditors for $527,333 of its long-term notes payable. The agreement called for issuance of 400,000 shares of PACV restricted common stocks and $200,000 in future cash payment comprising of $25,000 on March 31, 2017, $25,000 on March 31, 2018, $25,000 on March 31, 2019, and $125,000 on March 31, 2020.  As of March 10, 2017, Pacific Ventures has issued to the creditor, 400,000 shares of PACV restricted common stocks, and has also paid the $25,000 for the required March 31, 2017 cash payment.

In March 2017, the Board of Directors of Pacific Ventures made some changes to its management team re-assigning certain portfolios and adding new talents to the team.  The affected changes are as follows:  Shannon Masjedi was made the Chief Executive Officer (CEO) and President; Bob Smith was made the Chief Operating Officer (COO); Frank Igwealor was made the Chief Financial Officer (CFO); and Marc Shenkman was elected the Board Chairman.

We have evaluated all subsequent events through the date these consolidated financial statements were issued, and determined the following are material to disclose.